REVENUE - Contract Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
REVENUE
Balance as of January 1	$ 46,320,193	$ 40,099,818
CUC received	(46,207,834)	(40,053,547)
CUC recognized	54,428,527	46,273,922
Balance as of December 31	$ 54,540,886	$ 46,320,193